As filed with the Securities and Exchange Commission on December 18, 2014
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,273	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,273	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 16, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,273 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 16, 2015, the effectiveness of the registration statement for the iShares 2018 Investment Grade Corporate Financial Sector Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 819 on January 18, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
855	April 2, 2013	May 2, 2013
877	May 1, 2013	May 31, 2013
891	May 30, 2013	June 28, 2013
910	June 27, 2013	July 26, 2013
932	July 25, 2013	August 23, 2013
945	August 22, 2013	September 20, 2013
959	September 19, 2013	October 18, 2013
973	October 17, 2013	November 1, 2013
979	October 31, 2013	November 29, 2013
993	November 27, 2013	December 27, 2013
1,013	December 26, 2013	January 24, 2014
1,029	January 23, 2014	February 21, 2014
1,052	February 20, 2014	March 21, 2014
1,068	March 20, 2014	April 18, 2014
1,095	April 17, 2014	May 16, 2014
1,116	May 15, 2014	June 13, 2014
1,141	June 12, 2014	July 11, 2014
1,164	July 10, 2014	August 1, 2014
1,179	July 31, 2014	August 29, 2014
1,197	August 28, 2014	September 26, 2014
1,214	September 25, 2014	October 24, 2014
1,228	October 23, 2014	November 21, 2014
1,242	November 20, 2014	December 19, 2014

This Post-Effective Amendment No. 1,273 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 819.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,273 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of December, 2014.

iSHARES TRUST

By:
Manish Mehta*
President

Date: December 18, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,273 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: December 18, 2014

John E. Martinez*
Trustee

Date: December 18, 2014

George G.C. Parker*
Trustee

Date: December 18, 2014

Cecilia H. Herbert*
Trustee

Date: December 18, 2014

Charles A. Hurty*
Trustee

Date: December 18, 2014

John E. Kerrigan*
Trustee

Date: December 18, 2014

Robert H. Silver*
Trustee

Date: December 18, 2014

Robert S. Kapito*
Trustee

Date: December 18, 2014

Madhav V. Rajan*
Trustee

Date: December 18, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 18, 2014

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: December 18, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.